Shareholders Equity (USD $)	Common Stock	Contribution for shareholders	Accumulated Deficit	Total
Beginning Balance, value at Feb. 21, 2010	$ 0	$ 0	$ 0	$ 0
Beginning Balance, shares at Feb. 21, 2010	0
Founders' shares, Shares	8,240,000
Founders' shares, Amount	8,240	(8,240)	0	0
Shares issued for services, Shares	360,000
Shares issued for services, Amount	360	143,640	0	144,000
Warrant for services rendered, Shares	0
Warrant for services rendered, Amount	0	391,120	0	391,120
Contribution for shareholders, Shares	0
Contribution for shareholders, Amount	0	5,000	0	5,000
Issuance of common stock, Shares	0
Issuance of common stock, Amount	0	0	0	0
Net Loss	0	0	(565,120)	(565,120)
Ending Balance, value at Jun. 30, 2010	8,600	531,520	(565,120)	(25,000)
Ending Balance, shares at Jun. 30, 2010	8,600,000
Founders' shares, Shares	0
Founders' shares, Amount	0	0	0	0
Shares issued for services, Shares	0
Shares issued for services, Amount	0	0	0	0
Warrant for services rendered, Shares	0
Warrant for services rendered, Amount	0	0	0	0
Contribution for shareholders, Shares	0
Contribution for shareholders, Amount	0	0	0	0
Issuance of common stock, Shares	0
Issuance of common stock, Amount	1,498,713	1,499	597,495	598,994
Net Loss	0	0	(181,020)	(181,020)
Ending Balance, value at Jun. 30, 2011	$ 10,099	$ 1,129,015	$ (746,140)	$ 392,974
Ending Balance, shares at Jun. 30, 2011	10,098,713